Equity	6 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Equity	Equity
a.    Contributed equity
(i)    Share capital

	As of December 31,
	2025	2024	2025	2024
	Shares No.		(U.S. dollars, in thousands)
Contributed equity
(i)Share capital
Ordinary shares	1,290,302,187	1,154,023,928	1,519,456	1,320,207
Less: Treasury Shares	(1,787,239)	(1,579,499)	—	—
Total Contributed Equity	1,288,514,948	1,152,444,429	1,519,456	1,320,207
(ii)    Movements in ordinary share capital

	Six Months Ended December 31,		Six Months Ended December 31,
	2025	2024	2025	2024
	Shares No.		(U.S. dollars, in thousands)
Opening balance	1,279,967,187	1,141,784,114	1,508,846	1,310,813
Issues of ordinary shares during the period
Exercise of share options(1)	—	—	3,994	1,341
Transfer to employee share trust(1)	10,335,000	7,200,000	—	—
Placement of shares under a share placement agreement(2)	—	5,039,814	1,557	1,000
Transaction costs arising on share issue	—	—	(114)	(110)
Total contributions of equity during the period	10,335,000	12,239,814	5,437	2,231
Unissued ordinary shares during the period
Placement of shares under a share placement agreement(2)	—	—	—	(1,000)
Exercise of warrants(3)	—	—	—	4,550
Total contributions of unissued equity during the period	—	—	—	3,550
Total contributions of equity during the period	10,335,000	12,239,814	5,437	5,781
Share options reserve transferred to equity on exercise of options	—	—	5,173	3,613
Ending balance	1,290,302,187	1,154,023,928	1,519,456	1,320,207

(1)	Options are issued to employees, directors and consultants in accordance with the Mesoblast Employee Share Option Plan. Unpaid shares are issued to the share trust to enable future option exercises to be settled. On exercise of options, the proceeds of the exercise are recorded in ordinary share capital in Mesoblast Limited and the exercise is settled by transfer of the shares from the share trust to the employee.

(2)
In March 2024, Dr. Eric Rose, the Company's Chief Medical Offer and a director of Mesoblast, subscribed for 5,039,814 shares in Mesoblast Limited at A$0.30 per share, subject to shareholder approval which was received in November 2024. The shares remained in unissued capital until the shares were issued in December 2024.

(3)
On December 31, 2024, Oaktree exercised 188,122 ADS warrants that were issued in December 2022. The Group received $1.4 million of proceeds in relation to the exercise price of the warrants at US$7.24 per ADS, which was recognized within cash and cash equivalents in December 2024. On the exercise date of December 31, 2024, the fair value of $3.2 million relating to the warrants exercised and the exercise price of $1.3 million were recognized as unissued capital within the equity statement and remained as unissued capital until the shares were formally issued. On January 3, 2025, the Group formally issued 1,881,220 ordinary shares to Oaktree in relation to the exercise of these ADS warrants.

(iii)    Movements of shares in share trust

	Six Months Ended December 31,		Six Months Ended December 31,
	2025	2024	2025	2024
	Shares No.		(U.S. dollars, in thousands)
Opening balance	32,389	542,903	—	—
Movement of shares in share trust
Transfer to employee share trust(1)	10,335,000	7,200,000	—	—
Exercise of share options(1)	(8,580,150)	(6,163,404)	—	—
Ending balance	1,787,239	1,579,499	—	—

(1)Options are issued to employees, directors and consultants in accordance with the Mesoblast Employee Share Option Plan. Unpaid shares are issued to the share trust to enable future option exercises to be settled. On exercise of options, the proceeds of the exercise are recorded in ordinary share capital in Mesoblast Limited and the exercise is settled by transfer of the shares from the share trust to the employee.

b.    Warrant reserve

(in U.S. dollars, in thousands)	As of December 31,	As of June 30,
Warrant reserve	2025	2025
Opening balance	12,969	12,969
Movement during the period	—	—
Closing Balance	12,969	12,969
In March 2021, the Group issued 15,027,327 warrants as part of a placement. Each warrant has an exercise price of A$2.86 per share and a 7-year term. The Group has a right to compel exercise of the warrants at any time, subject to the price of the Group’s ordinary shares trading at least A$4.32 for 45 consecutive days on the ASX. The warrants do not confer any rights to dividends or a right to participate in a new issue without exercising the warrant.
The terms of the warrants include certain anti-dilution clauses, which adjust the exercise price or conversion ratio in the event of a rights issue or bonus issue. Management analyzed these clauses and determined the fixed-for-fixed requirement was still satisfied because the relative rights of shareholders and warrant holders were maintained. Therefore the warrants were classified as equity. The warrants were initially measured in equity at fair value, which was determined using a Monte Carlo simulation. The warrants are not remeasured for subsequent changes in fair value.